MORGAN STANLEY VARIABLE INVESTMENT SERIES
c/o Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311
(800) 869-6397




							May 16, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: 	Morgan Stanley Variable Investment Series
	File No. 811-3692
	Rule 497(j) Filing

Dear Sir or Madam:

	On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 26, 2002.

							Very truly yours,
							/s/ Marilyn Cranney
							Marilyn Cranney
							Assistant Secretary


Enclosures
cc: Barry Fink
    Larry Greene